INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2025	2024

Raw materials	$1,519	$7,090
Work-in-progress	1,198	1,864
Finished goods	91,558	103,655

	$94,275	$112,609